Investment in Affiliates (Details) In Thousands, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Teamhead Automobile CNY	Dec. 31, 2010 Teamhead Automobile CNY	Dec. 31, 2011 Jiaxing CNY	Jul. 31, 2010 Sincere Fame CNY	Dec. 31, 2011 Sincere Fame CNY shareholder	Dec. 31, 2010 Sincere Fame CNY
Investment in affiliates
Investment in affiliates (as a percent)					40.00%	40.00%	30.00%		20.58%	18.16%
Number of shareholders from whom shares are repurchased and cancelled									1
Addition in investment in affiliates	$ 95	600	39,511	68,269				39,511
Investment in affiliates	24,462	153,962	139,116		322	266	600		153,040	138,850
Share of income of affiliates	$ 2,263	14,246	12,904	774